Quarterly Holdings Report
for
Fidelity® Value Fund
January 31, 2026
VAL-NPRT1-0426
1.813084.121
Common Stocks - 98.6%
	Shares	Value ($)
BELGIUM - 0.4%
Materials - 0.4%
Chemicals - 0.4%
Syensqo SA	411,900	34,675,207
CANADA - 4.8%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear Inc (b)	637,200	41,400,568
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Canadian Natural Resources Ltd	949,200	35,293,942
Cenovus Energy Inc	2,100,081	41,441,763
Cenovus Energy Inc (United States) (b)	793,400	15,645,848
Imperial Oil Ltd (b)	434,900	43,938,746
Imperial Oil Ltd (United States)	115,300	11,674,125
Secure Waste Infrastructure Corp (b)	2,797,400	36,096,147
South Bow Corp	955,900	27,153,975
TOTAL ENERGY		211,244,546
Financials - 0.2%
Capital Markets - 0.2%
Onex Corp Subordinate Voting Shares	247,300	21,071,308
Industrials - 1.0%
Ground Transportation - 0.3%
TFI International Inc	277,300	29,800,102
Machinery - 0.7%
ATS Corp (b)(c)	1,080,400	30,706,482
NFI Group Inc (b)(c)	2,053,000	24,937,847
		55,644,329
TOTAL INDUSTRIALS		85,444,431
Materials - 0.7%
Chemicals - 0.5%
Methanex Corp (United States)	864,719	41,264,391
Paper & Forest Products - 0.2%
Interfor Corp (c)	3,222,213	24,066,321
TOTAL MATERIALS		65,330,712
TOTAL CANADA		424,491,565
FRANCE - 0.6%
Communication Services - 0.1%
Media - 0.1%
JCDecaux SE	615,300	12,158,195
Energy - 0.5%
Energy Equipment & Services - 0.5%
Vallourec SACA	2,000,800	42,357,639
TOTAL FRANCE		54,515,834
GERMANY - 0.8%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (c)	174,700	19,872,125
Industrials - 0.6%
Electrical Equipment - 0.6%
Siemens Energy AG (c)	283,700	48,609,823
TOTAL GERMANY		68,481,948
HONG KONG - 0.5%
Financials - 0.5%
Insurance - 0.5%
Prudential PLC	2,451,305	40,263,289
ISRAEL - 0.8%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (c)	1,110,500	37,845,840
Information Technology - 0.4%
IT Services - 0.4%
Wix.com Ltd (c)	359,200	31,192,928
TOTAL ISRAEL		69,038,768
MEXICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Grupo Televisa SAB ADR	3,789,100	12,390,356
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TGS ASA	1,968,000	20,743,386
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	1,714,900	34,008,020
PUERTO RICO - 0.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liberty Latin America Ltd Class C (c)	2,384,500	18,551,410
Financials - 0.5%
Banks - 0.5%
Popular Inc	325,131	43,414,742
TOTAL PUERTO RICO		61,966,152
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (d)(e)	654,200	20,234,517
UNITED KINGDOM - 1.1%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Subsea 7 SA	849,200	21,656,562
Financials - 0.4%
Capital Markets - 0.4%
Marex Group PLC	797,400	31,481,352
Utilities - 0.5%
Electric Utilities - 0.5%
SSE PLC	1,465,589	48,712,442
TOTAL UNITED KINGDOM		101,850,356
UNITED STATES - 87.4%
Communication Services - 0.8%
Interactive Media & Services - 0.2%
ZoomInfo Technologies Inc (c)	2,498,800	20,115,340
Media - 0.6%
Nexstar Media Group Inc	198,100	42,072,478
Thryv Holdings Inc (c)	1,712,693	8,238,053
		50,310,531
TOTAL COMMUNICATION SERVICES		70,425,871
Consumer Discretionary - 7.8%
Automobile Components - 0.5%
Patrick Industries Inc	317,959	40,116,887
Distributors - 0.3%
LKQ Corp	1,039,900	34,160,715
Diversified Consumer Services - 0.6%
Driven Brands Holdings Inc (b)(c)	3,266,500	50,794,075
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp (c)	679,100	20,386,582
Hilton Grand Vacations Inc (c)	889,100	40,107,301
		60,493,883
Household Durables - 1.5%
Mohawk Industries Inc (c)	366,600	43,398,108
Newell Brands Inc	4,422,500	18,795,625
Somnigroup International Inc	452,700	39,769,695
Whirlpool Corp (b)	421,200	33,691,788
		135,655,216
Leisure Products - 0.9%
BRP Inc Subordinate Voting Shares	440,857	33,273,509
Brunswick Corp/DE (b)	531,800	42,660,996
		75,934,505
Specialty Retail - 3.0%
Academy Sports & Outdoors Inc	418,379	23,015,029
Bath & Body Works Inc	2,785,200	60,717,360
Gap Inc/The	946,909	26,494,514
Lithia Motors Inc Class A	142,200	45,993,168
Murphy USA Inc	99,600	42,081,996
Signet Jewelers Ltd	302,377	27,900,326
Upbound Group Inc	2,111,274	39,903,079
		266,105,472
Textiles, Apparel & Luxury Goods - 0.3%
Samsonite Group SA (d)(e)	12,520,800	31,702,285
TOTAL CONSUMER DISCRETIONARY		694,963,038
Consumer Staples - 2.8%
Beverages - 1.0%
Keurig Dr Pepper Inc	1,212,600	33,273,744
Primo Brands Corp Class A	2,938,600	55,657,084
		88,930,828
Consumer Staples Distribution & Retail - 0.2%
Grocery Outlet Holding Corp (c)	1,532,282	14,602,647
Sprouts Farmers Market Inc (c)	141,900	10,062,129
		24,664,776
Food Products - 1.6%
Bunge Global SA	305,000	34,733,400
Darling Ingredients Inc (c)	1,176,694	53,727,849
Ingredion Inc	431,100	50,912,910
		139,374,159
TOTAL CONSUMER STAPLES		252,969,763
Energy - 5.4%
Energy Equipment & Services - 1.8%
Atlas Energy Solutions Inc (b)	1,605,300	18,733,851
Baker Hughes Co Class A	409,200	22,931,568
Expro Group Holdings NV (c)	2,889,500	46,260,895
Tenaris SA	1,436,400	31,906,687
Weatherford International PLC	512,011	48,169,995
		168,002,996
Oil, Gas & Consumable Fuels - 3.6%
Antero Resources Corp (c)	271,262	9,865,799
Cheniere Energy Inc	35,438	7,495,845
Core Natural Resources Inc	436,249	41,609,430
Delek US Holdings Inc	1,000,000	29,510,000
Diamondback Energy Inc	107,584	17,638,397
Kinder Morgan Inc	740,500	22,577,845
Phillips 66	372,021	53,407,335
Range Resources Corp	353,286	13,371,875
Sunoco LP	514,700	29,636,426
Targa Resources Corp	335,713	67,471,599
Valero Energy Corp	131,100	23,785,473
		316,370,024
TOTAL ENERGY		484,373,020
Financials - 13.1%
Banks - 2.4%
East West Bancorp Inc	352,066	40,290,433
First Citizens BancShares Inc/NC Class A	21,092	43,651,370
First Citizens BancShares Inc/NC Class B	5,600	9,659,888
KeyCorp	1,875,000	40,350,000
Webster Financial Corp	679,800	44,710,446
Western Alliance Bancorp	372,300	33,190,545
		211,852,682
Capital Markets - 2.4%
Ameriprise Financial Inc	125,700	66,267,783
BGC Group Inc Class A	3,927,200	35,776,792
Blue Owl Capital Inc Class A	3,380,200	46,105,928
Raymond James Financial Inc	228,800	37,948,768
State Street Corp	117,200	15,336,792
Victory Capital Holdings Inc Class A	145,800	10,283,274
		211,719,337
Consumer Finance - 1.7%
Credit Acceptance Corp (b)(c)	65,000	32,385,600
OneMain Holdings Inc	729,380	47,803,565
PROG Holdings Inc	902,389	29,273,499
SLM Corp	1,715,611	46,578,839
		156,041,503
Financial Services - 4.1%
Apollo Global Management Inc	328,602	44,210,113
Corpay Inc (c)	169,300	53,266,860
Fiserv Inc (c)	320,200	20,406,346
Global Payments Inc	554,300	39,765,482
NCR Atleos Corp (c)	938,750	35,015,375
PennyMac Financial Services Inc	231,800	23,161,456
Remitly Global Inc (c)	2,562,600	33,877,572
Shift4 Payments Inc Class A (b)(c)	553,700	32,690,448
Voya Financial Inc	535,400	41,043,764
WEX Inc (c)	268,300	41,291,370
		364,728,786
Insurance - 2.5%
First American Financial Corp	678,183	42,847,602
Globe Life Inc	186,100	26,094,941
Primerica Inc	178,643	46,990,255
Reinsurance Group of America Inc	327,549	66,410,560
Travelers Companies Inc/The	133,200	37,896,732
		220,240,090
TOTAL FINANCIALS		1,164,582,398
Health Care - 11.3%
Biotechnology - 0.8%
Biogen Inc (c)	37,900	6,817,831
BioMarin Pharmaceutical Inc (c)	26,600	1,503,964
Exact Sciences Corp (c)	88,030	9,008,990
Insmed Inc (c)	9,824	1,541,091
Legend Biotech Corp ADR (c)	76,924	1,346,170
Moderna Inc (b)(c)	734,400	32,365,008
Nuvalent Inc Class A (c)	9,900	1,018,611
Revolution Medicines Inc (c)	45,200	4,382,140
Roivant Sciences Ltd (c)	75,300	1,627,986
United Therapeutics Corp (c)	10,273	4,823,071
Viking Therapeutics Inc (c)	22,345	648,899
Viridian Therapeutics Inc (c)	69,000	2,277,000
		67,360,761
Health Care Equipment & Supplies - 2.7%
Align Technology Inc (c)	19,000	3,097,570
Baxter International Inc	1,323,000	26,552,610
Becton Dickinson & Co	146,200	29,748,776
Cooper Cos Inc/The (c)	70,698	5,753,403
GE HealthCare Technologies Inc	139,339	11,003,601
Globus Medical Inc Class A (c)	30,279	2,745,700
Hologic Inc (c)	37,383	2,801,108
Lantheus Holdings Inc (c)	584,500	39,114,740
Masimo Corp (c)	7,800	1,071,174
Medline Inc Class A	16,700	738,140
QuidelOrtho Corp (c)	1,610,300	43,751,851
ResMed Inc	18,302	4,727,590
Solventum Corp (c)	556,811	42,857,743
STERIS PLC	22,129	5,811,075
Teleflex Inc	186,900	19,506,753
Zimmer Biomet Holdings Inc	59,606	5,189,894
		244,471,728
Health Care Providers & Services - 4.2%
Acadia Healthcare Co Inc (c)	2,628,200	35,323,008
AdaptHealth Corp (c)	3,873,696	38,930,645
BrightSpring Health Services Inc (c)	1,145,800	44,995,566
Cardinal Health Inc	13,400	2,879,392
Cencora Inc	40,023	14,377,062
Centene Corp (c)	130,833	5,667,686
Cigna Group/The	117,500	32,207,925
CVS Health Corp	513,400	38,258,568
Encompass Health Corp	60,835	5,750,733
Henry Schein Inc (c)	30,119	2,273,382
Humana Inc	32,778	6,398,266
LifeStance Health Group Inc (c)	2,280,697	16,124,528
Molina Healthcare Inc (c)	242,572	43,563,505
PACS Group Inc (c)	1,830,714	61,804,905
Privia Health Group Inc (c)	28,200	654,803
Quest Diagnostics Inc	61,934	11,583,516
Tenet Healthcare Corp (c)	24,914	4,715,722
		365,509,212
Health Care Technology - 0.0%
Veeva Systems Inc Class A (c)	4,300	876,855
Waystar Holding Corp (c)	34,900	926,944
		1,803,799
Life Sciences Tools & Services - 2.0%
Agilent Technologies Inc	82,611	11,057,482
Avantor Inc (c)	209,135	2,283,754
Bruker Corp	470,200	20,825,158
Charles River Laboratories International Inc (c)	9,100	1,915,368
Fortrea Holdings Inc (c)	1,762,600	29,629,306
ICON PLC (c)	261,300	47,099,325
Illumina Inc (c)	41,742	6,044,659
IQVIA Holdings Inc (c)	235,350	54,165,803
Revvity Inc (b)	42,141	4,584,941
West Pharmaceutical Services Inc	11,900	2,750,328
		180,356,124
Pharmaceuticals - 1.6%
Elanco Animal Health Inc (c)	1,208,555	29,102,004
GSK PLC ADR	434,800	22,435,680
Jazz Pharmaceuticals PLC (c)	250,285	41,169,380
Royalty Pharma PLC Class A	117,994	4,917,990
Viatris Inc	3,656,300	47,860,967
		145,486,021
TOTAL HEALTH CARE		1,004,987,645
Industrials - 21.2%
Aerospace & Defense - 0.6%
Textron Inc	620,000	54,597,200
Air Freight & Logistics - 1.6%
FedEx Corp	125,900	40,571,275
Forward Air Corp Class A (b)(c)	899,200	25,069,696
GXO Logistics Inc (c)	716,300	40,535,417
United Parcel Service Inc Class B	347,700	36,932,694
		143,109,082
Building Products - 2.0%
Gibraltar Industries Inc (c)	140,218	7,187,575
Masterbrand Inc (b)(c)	2,812,500	34,087,500
Owens Corning	276,700	33,159,728
Resideo Technologies Inc (c)	1,130,800	38,741,208
Tecnoglass Inc	529,000	25,873,390
UFP Industries Inc	379,500	39,194,760
		178,244,161
Commercial Services & Supplies - 2.2%
Brink's Co/The	318,800	40,500,352
Clean Harbors Inc (c)	117,600	30,565,416
GEO Group Inc/The (c)	853,200	13,634,136
HNI Corp	1,115,961	53,331,776
MillerKnoll Inc	1,534,800	30,818,784
Vestis Corp	4,147,300	27,081,869
		195,932,333
Construction & Engineering - 1.3%
Centuri Holdings Inc (c)	1,582,653	43,681,223
Fluor Corp (c)	702,800	32,462,332
WillScot Holdings Corp	1,811,200	36,278,336
		112,421,891
Electrical Equipment - 1.0%
Acuity Inc	118,100	36,521,244
Regal Rexnord Corp	273,256	44,130,844
Thermon Group Holdings Inc (c)	234,500	10,611,125
		91,263,213
Ground Transportation - 1.6%
ArcBest Corp (b)	291,200	26,272,063
Ryder System Inc	217,970	41,693,302
Saia Inc (c)	111,700	37,404,979
U-Haul Holding Co Class N	766,125	39,309,874
		144,680,218
Machinery - 3.7%
Allison Transmission Holdings Inc	646,929	70,321,182
Flowserve Corp	580,800	45,389,520
Gates Industrial Corp PLC (c)	1,847,600	42,531,752
JBT Marel Corp	233,200	36,684,692
Mueller Industries Inc	238,700	32,496,618
Oshkosh Corp	329,800	47,431,836
Terex Corp	843,600	48,085,200
		322,940,800
Marine Transportation - 0.4%
Matson Inc	219,400	35,169,820
Passenger Airlines - 0.7%
Delta Air Lines Inc	913,500	60,190,515
Professional Services - 4.3%
Amentum Holdings Inc (c)	1,503,800	53,805,964
Cbiz Inc (c)	477,641	18,795,173
Concentrix Corp (b)	936,100	34,963,335
First Advantage Corp (b)(c)	2,405,100	32,468,850
Genpact Ltd	971,000	42,821,100
KBR Inc	1,395,813	59,754,755
Maximus Inc	245,652	23,199,375
Science Applications International Corp	214,900	21,868,224
SS&C Technologies Holdings Inc	780,500	63,915,145
TransUnion	262,800	20,766,456
		372,358,377
Trading Companies & Distributors - 1.8%
Boise Cascade Co	284,000	22,950,040
GATX Corp	193,700	35,235,967
Herc Holdings Inc	345,000	49,452,300
McGrath RentCorp	257,900	28,804,851
Rush Enterprises Inc Class A	437,200	28,063,868
		164,507,026
TOTAL INDUSTRIALS		1,875,414,636
Information Technology - 7.9%
Electronic Equipment, Instruments & Components - 2.4%
Arrow Electronics Inc (c)	345,900	45,828,291
Avnet Inc	691,700	43,155,163
CDW Corp/DE	194,300	24,557,577
Crane NXT Co	768,603	38,829,824
Sanmina Corp (c)	188,200	26,664,176
TD SYNNEX Corp	243,500	38,636,145
		217,671,176
IT Services - 1.1%
ASGN Inc (c)	628,500	32,738,565
GoDaddy Inc Class A (c)	386,900	38,891,188
Kyndryl Holdings Inc (c)	1,172,800	26,974,400
		98,604,153
Semiconductors & Semiconductor Equipment - 1.1%
First Solar Inc (c)	178,600	40,277,872
ON Semiconductor Corp (c)	948,020	56,776,918
		97,054,790
Software - 0.4%
Gen Digital Inc	1,439,300	34,528,806
Technology Hardware, Storage & Peripherals - 2.9%
Sandisk Corp/DE	120,011	69,156,339
Western Digital Corp	750,100	187,697,523
		256,853,862
TOTAL INFORMATION TECHNOLOGY		704,712,787
Materials - 5.5%
Chemicals - 2.1%
Avient Corp	223,900	8,093,985
Corteva Inc	864,851	62,961,153
Ingevity Corp (c)	446,600	29,381,814
Minerals Technologies Inc	45,100	2,965,776
Mosaic Co/The	1,293,700	35,576,750
RPM International Inc	96,000	10,268,160
Scotts Miracle-Gro Co/The	493,500	31,692,570
Westlake Corp (b)	90,115	7,147,922
		188,088,130
Construction Materials - 0.7%
Eagle Materials Inc	103,700	21,135,097
GCC SAB de CV	1,324,800	14,335,828
Martin Marietta Materials Inc	36,253	23,635,143
		59,106,068
Containers & Packaging - 1.1%
International Paper Co	317,893	12,817,446
Silgan Holdings Inc	581,108	25,074,810
Smurfit WestRock PLC	1,449,436	60,340,021
		98,232,277
Metals & Mining - 1.5%
Constellium SE (c)	3,022,539	67,916,451
Reliance Inc	134,900	44,449,550
Steel Dynamics Inc	136,877	24,579,003
		136,945,004
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	116,250	9,734,775
TOTAL MATERIALS		492,106,254
Real Estate - 6.2%
Health Care REITs - 1.3%
American Healthcare REIT Inc	822,500	38,583,475
Ventas Inc	719,700	55,899,099
Welltower Inc	109,600	20,644,256
		115,126,830
Industrial REITs - 1.3%
Americold Realty Trust Inc (b)	2,113,900	26,233,499
EastGroup Properties Inc	199,100	36,164,524
Prologis Inc	234,202	30,577,413
Rexford Industrial Realty Inc	605,900	24,557,127
		117,532,563
Real Estate Management & Development - 0.6%
Compass Inc Class A (c)	4,258,400	53,315,168
Residential REITs - 0.5%
Sun Communities Inc	318,300	40,560,969
Specialized REITs - 2.5%
CubeSmart	308,100	11,562,993
Equinix Inc	79,900	65,592,307
Iron Mountain Inc	860,800	79,305,504
Lamar Advertising Co Class A	217,800	27,945,918
Outfront Media Inc	1,612,735	39,221,715
		223,628,437
TOTAL REAL ESTATE		550,163,967
Utilities - 5.4%
Electric Utilities - 2.5%
Constellation Energy Corp	143,297	40,220,602
Eversource Energy	1,258,700	87,013,931
PG&E Corp	6,292,600	97,031,892
		224,266,425
Gas Utilities - 0.8%
UGI Corp	1,771,044	71,036,575
Independent Power and Renewable Electricity Producers - 1.3%
AES Corp/The	4,475,200	65,561,680
Vistra Corp	322,500	51,067,875
		116,629,555
Multi-Utilities - 0.8%
Sempra	786,700	68,450,767
TOTAL UTILITIES		480,383,322
TOTAL UNITED STATES		7,775,082,701
ZAMBIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
First Quantum Minerals Ltd (c)	1,932,031	54,613,060
TOTAL COMMON STOCKS (Cost $6,921,479,975)		8,772,355,159

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (g)	3.82	1,400,000	1,398,602
US Treasury Bills 0% 3/12/2026 (g)	3.57	4,290,000	4,273,540
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,671,919)			5,672,142

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	123,267,262	123,291,916
Fidelity Securities Lending Cash Central Fund (h)(i)	3.70	241,534,739	241,558,893
TOTAL MONEY MARKET FUNDS (Cost $364,850,520)			364,850,809

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $7,292,002,414)	9,142,878,110
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(242,345,716)
NET ASSETS - 100.0%	8,900,532,394

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	243	3/2026	83,774,250	(986,188)

The notional amount of long futures as a percentage of Net Assets is 0.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $51,936,802 or 0.6% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,936,802 or 0.6% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,617,197.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $7,473,209.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	66,308,248	744,153,457	687,166,772	663,342	(3,017)	-	123,291,916	123,267,262	0.2%
Fidelity Securities Lending Cash Central Fund	168,498,751	569,299,542	496,242,602	176,075	3,202	-	241,558,893	241,534,739	0.8%
Total	234,806,999	1,313,452,999	1,183,409,374	839,417	185	-	364,850,809

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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